Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance for deferred tax asset	$ 200	$ 3,000	$ 12,100
Unrecognized tax benefits	20,817	16,512	$ 11,252	$ 4,119
Unrecognized tax benefits, income tax penalties and interest expense	$ 2,900	1,000
Israel
Income Tax Contingency [Line Items]
Statutory tax rate (percent)	23.00%
Domestic Tax Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 83,400	75,700
Foreign Tax Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards	11,800	11,700
State and Local Jurisdiction | UNITED STATES
Income Tax Contingency [Line Items]
Operating loss carryforwards	28,300	24,800
State and Local Jurisdiction | UNITED STATES | Tax Year 2042
Income Tax Contingency [Line Items]
Operating loss carryforwards	26,800	23,300
State and Local Jurisdiction | UNITED STATES | Do not expire
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 1,500	$ 1,500